UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2010 (Unaudited)
		Shares	Fair Value
COMMON STOCKS - 63.28%
Auto Components - 0.05%
Minth Group, Ltd. (a)		380,000	$ 623,816

Automobiles - 0.29%
BYD Co., Ltd. (a)		731,200	3,842,826

Beverages - 0.66%
Coca-Cola Femsa SAB De CV - ADR		37,365	3,079,997
Fomento Economico Mexicano SAB De CV - ADR		97,800	5,468,976
			8,548,973
Capital Markets - 1.20%
Credit Suisse Group - ADR		111,447	4,503,574
Deutsche Bank AG (a)		99,425	5,175,071
UBS AG (a)(b)		360,658	5,940,037
			15,618,682
Chemicals - 0.23%
China BlueChemical, Ltd. (a)		4,268,000	3,058,455

Commercial Banks - 0.29%
International Bancshares Corp.		64,659	1,295,120
Popular, Inc. (b)		810,019	2,543,459
			3,838,579
Construction & Engineering - 0.25%
Mastec, Inc. (b)		219,319	3,199,864

Construction Materials - 0.07%
Semen Gresik Persero Tbk PT (a)		893,000	936,609

Distributors - 0.14%
Jardine Cycle & Carriage, Ltd. (a)		66,000	1,882,261

Diversified Consumer Services - 0.11%
New Oriental Education & Technology Group - ADR (b)		13,716	1,443,335

Diversified Financial Services - 1.54%
Bursa Malaysia Bhd (a)		380,700	963,016
Citigroup, Inc. (b)		1,433,535	6,780,621
ING Groep N.V. - ADR (b)		522,792	5,118,133
JPMorgan Chase & Co.		171,231	7,263,619
			20,125,389
Electronic Equipment, Instruments & Components - 5.37%
Amphenol Corp. - Class A		151,411	7,991,473
Arrow Electronics, Inc. (b)		116,970	4,006,223
Benchmark Electronics, Inc. (b)		89,027	1,616,730
Corning, Inc.		468,856	9,058,298
Flextronics International Ltd. (a)(b)		868,179	6,815,205
IPG Photonics Corp. (b)		63,034	1,993,135
Jabil Circuit, Inc.		165,058	3,316,015
Molex, Inc.		265,132	6,023,799
Plexus Corp. (b)		68,233	2,111,129
Sanmina-SCI Corp. (b)		318,744	3,659,181
Trimble Navigation Ltd. (b)		64,659	2,581,834
TTM Technologies , Inc. (b)		187,152	2,790,436
Tyco Electronics, Ltd. (a)		295,675	10,466,895
Vishay Intertechnology, Inc. (b)		521,167	7,650,732
			70,081,085
Food & Staples Retailing - 3.78%
BJ's Wholesale Club, Inc. (b)		196,639	9,419,008
Costco Wholesale Corp.		284,980	20,578,406
CP ALL PCL (a)		1,756,100	2,286,513
Wal-Mart Stores, Inc.		315,466	17,013,081
			49,297,008
Food Products - 1.25%
Chaoda Modern Agriculture Holdings, Ltd. (a)		4,097,000	3,072,961
China Green Holdings, Ltd. (a)		1,824,000	1,790,490
Golden Agri-Resources, Ltd. (a)		13,451,000	8,384,930
Lotte Confectionery Co., Ltd. (a)		1,253	1,664,926
Wilmar International, Ltd. (a)		310,000	1,359,956
			16,273,263
Health Care Equipment & Supplies - 1.60%
Mindray Medical International, Ltd. - ADR		103,360	2,728,704
Shandong Weigao Group Medical Polymer Co., Ltd. (a)		1,408,000	3,994,236
Supermax Corp. Bhd (a)		865,250	1,116,814
Top Glove Corp. Bhd (a)		427,200	689,948
WellPoint, Inc. (b)		218,344	12,415,040
			20,944,742
Health Care Providers & Services - 7.15%
Aetna, Inc.		320,693	9,784,343
AMERIGROUP Corp. (b)		320,693	14,084,837
CIGNA Corp.		382,752	14,031,688
Coventry Health Care, Inc. (b)		634,888	16,761,043
Healthspring, Inc. (b)		260,584	6,913,294
Humana, Inc. (b)		214,770	11,756,510
Magellan Health Services, Inc. (b)		155,090	7,332,655
UnitedHealth Group, Inc.		348,311	12,577,510
			93,241,880
Hotels, Restaurants & Leisure - 0.12%
Ctrip.com International, Ltd. - ADR (b)		27,472	1,111,243
REXLot Holdings, Ltd. (a)		4,850,000	511,656
			1,622,899
Household Durables - 3.43%
Garmin, Ltd. (a)		92,601	2,869,705
LG Electronics, Inc. (a)		13,989	1,454,491
Panasonic Corp. - ADR		520,517	7,339,290
Sharp Corp. (a)		907,000	9,350,400
Sony Corp. - ADR		525,066	18,750,107
Whirlpool Corp.		36,066	3,203,743
Woongjin Coway Co., Ltd. (a)		50,170	1,781,524
			44,749,260
Industrial Conglomerates - 0.71%
Carlisle Companies, Inc.		234,590	9,322,606

Insurance - 0.33%
China Life Insurance Co., Ltd. (a)		1,055,000	4,309,419

Internet Software & Services - 0.72%
Baidu, Inc. - ADR (b)		86,772	8,376,101
Tencent Holdings, Ltd. (a)		47,500	1,032,157
			9,408,258
Leisure Equipment & Products - 0.33%
Polaris Industries, Inc.		55,236	4,309,513

Machinery - 1.77%
Cummins, Inc.		43,539	4,789,725
United Tractors Tbk PT (a)		2,664,000	7,036,981
Weichai Power Co., Ltd. (a)		1,834,000	11,290,256
			23,116,962
Marine - 0.25%
China Shipping Development Co., Ltd. (a)		2,406,000	3,206,844

Media - 0.74%
BEC World PCL (a)		2,242,200	2,361,581
Cheil Worldwide, Inc. (a)		126,700	1,546,211
Grupo Televisa SA - ADR (b)		224,193	5,813,324
			9,721,116
Multiline Retail - 0.41%
Golden Eagle Retail Group, Ltd. (a)		1,433,000	3,532,354
New World Department Store China, Ltd. (a)		1,068,000	879,374
Parkson Holdings Bhd (a)		503,182	879,569
			5,291,297
Office Electronics - 1.90%
Canon, Inc. - ADR		100,399	5,154,484
Xerox Corp.		1,436,134	16,544,264
Zebra Technologies Corp. (b)		81,879	3,110,583
			24,809,331
Oil, Gas & Consumable Fuels - 1.48%
Banpu PCL (a)		462,500	12,151,269
Occidental Petroleum Corp.		73,431	7,203,581
			19,354,850
Pharmaceuticals - 5.37%
Abbott Laboratories		64,009	3,066,671
Allergan, Inc.		83,179	5,711,902
AstraZeneca PLC - ADR		63,359	2,926,552
China Pharmaceutical Group, Ltd. (a)		1,034,000	577,342
Endo Pharmaceuticals Holdings, Inc. (b)		128,342	4,583,093
GlaxoSmithKline PLC - ADR		85,453	3,351,467
Impax Laboratories, Inc. (b)		56,861	1,143,475
Medicis Pharmaceutical Corp. - Class A		113,396	3,037,879
Merck & Co., Inc.		163,108	5,878,412
Mylan, Inc. (b)		117,945	2,492,178
Novartis AG - ADR		111,772	6,588,959
Par Pharmaceutical Companies, Inc. (b)		61,409	2,364,861
Perrigo Co.		61,409	3,889,032
Pfizer, Inc.		320,043	5,603,953
Questcor Pharmaceuticals, Inc. (b)		157,910	2,326,014
Shire PLC - ADR		33,142	2,398,818
Teva Pharmaceutical Industries, Ltd. - ADR		63,359	3,302,905
Valeant Pharmaceuticals International, Inc. (a)		94,551	2,674,848
Viropharma, Inc. (b)		129,642	2,245,399
Warner Chilcott PLC - Class A (a)		146,856	3,313,071
Watson Pharmaceuticals, Inc. (b)		50,362	2,601,197
			70,078,028
Real Estate Investment Trusts (REITs) - 7.44%
American Capital Agency Corp.		235,802	6,776,949
Annaly Capital Management, Inc.		368,965	6,611,853
Anworth Mortgage Asset Corp.		335,585	2,349,095
CommonWealth REIT		126,524	3,227,627
CommonWealth REIT Escrow (b)		75,000	–
Entertainment Properties Trust		128,937	5,963,336
Lexington Realty Trust		376,123	2,990,178
MFA Financial, Inc.		805,983	6,576,821
National Retail Properties, Inc.		169,962	4,503,993
Nationwide Health Properties, Inc.		432,662	15,740,244
Omega Healthcare Investors, Inc.		771,208	17,305,908
Realty Income Corp.		216,159	7,392,638
Senior Housing Properties Trust		622,275	13,652,713
Washington Real Estate Investment Trust		128,247	3,974,375
			97,065,730
Road & Rail - 2.23%
Canadian National Railway Co. (a)		57,510	3,822,690
Canadian Pacific Railway, Ltd. (a)		47,113	3,053,394
CSX Corp.		99,100	6,402,851
Genesee & Wyoming, Inc. Class - A (b)		38,015	2,012,894
Kansas City Southern (b)		77,980	3,732,123
Norfolk Southern Corp.		100,075	6,286,711
Union Pacific Corp.		40,615	3,763,386
			29,074,049
Semiconductors & Semiconductor Equipment - 8.38%
Altera Corp.		410,695	14,612,528
Analog Devices, Inc.		362,933	13,671,686
Applied Micro Circuits Corp. (b)		364,882	3,896,940
Atheros Communications, Inc. (b)		226,792	8,146,369
Broadcom Corp. - Class A		206,322	8,985,323
Cirrus Logic, Inc. (b)		177,730	2,840,125
Intel Corp.		558,858	11,752,784
LSI Corp. (b)		835,687	5,005,765
Micrel, Inc.		259,284	3,368,099
ON Semiconductor Corp. (b)		762,906	7,537,511
RF Micro Devices, Inc. (b)		1,457,904	10,715,594
Samsung Electronics Co., Ltd. - GDR (Acquired 01/25/2010 through 02/03/2010, Cost $13,920,256) (b)(e)		38,228	15,983,070
Transcend Information, Inc. (a)		414,000	1,121,740
Volterra Semiconductor Corp. (b)		73,756	1,708,189
			109,345,723
Software - 0.07%
Longtop Financial Technologies, Ltd. - ADR (b)		26,892	972,953

Specialty Retail - 1.10%
Best Buy Co., Inc.		418,168	14,338,981

Textiles, Apparel & Luxury Goods - 0.44%
361 Degrees International, Ltd. (a)		1,651,000	1,189,481
Fossil, Inc. (b)		46,463	3,274,712
Perry Ellis International, Inc. (b)		48,738	1,338,833
			5,803,026
Tobacco - 0.56%
Phillip Morris International, Inc.		124,443	7,283,649

Transportation Infrastructure - 0.62%
Grupo Aeroportuario del Sureste SAB de CV - ADR		22,918	1,293,721
Jasa Marga PT (a)		7,266,000	2,762,048
Zhejiang Expressway Co., Ltd. (a)		4,140,000	4,079,920
			8,135,689
Water Utilities - 0.26%
Guangdong Investment, Ltd. (a)		6,492,000	3,340,881

Wireless Telecommunication Services - 0.64%
America Movil SAB de CV - ADR		133,773	7,670,544
Globe Telecom, Inc. (a)		34,830	636,019
			8,306,563

TOTAL COMMON STOCKS (Cost $703,506,984)			$ 825,924,394

PREFERRED STOCKS - 1.02%
Food & Staples Retailing - 1.02%
Cia Brasileira de Distribuicao Gupo Pao de Acucar - Class A - ADR		318,252	13,360,219
TOTAL PREFERRED STOCKS (Cost $12,060,336)			13,360,219

INVESTMENT COMPANIES - 8.83%
Exchange Traded Funds - 6.19%
iShares iBoxx Investment Grade Corporate Bond Fund (b)		252,439	$ 27,374,485
iShares MSCI Brazil Index Fund		74,418	5,759,953
iShares MSCI Emerging Markets Index Fund		152,785	7,275,622
iShares MSCI Malaysia Index Fund		171,347	2,463,970
iShares MSCI South Africa Fund		40,815	3,048,064
iShares MSCI South Korea Index Fund		72,016	4,406,659
iShares MSCI Taiwan Index Fund		177,182	2,767,583
iShares S&P Latin America 40 Index Fund		191,069	10,290,976
Market Vectors - Russia ETF (d)		415,686	15,758,656
SPDR S&P Emerging Middle East & Africa ETF (d)		20,150	1,603,719
			80,749,687
Mutual Funds - 2.64%
The Central Europe & Russia Fund, Inc.		44,817	1,875,143
ING Russia Fund - Class A (b)		217,947	8,905,313
Matthews China Fund		93,868	2,757,845
Matthews India Fund		341,646	7,328,317
US Global Investors Funds - Eastern European Fund (b)(d)		1,250,815	13,521,307
			34,387,925

TOTAL INVESTMENT COMPANIES (Cost $71,259,667)			$ 115,137,612

EXCHANGE TRADED NOTES - 0.57%
iPath MSCI India Index ETN (a)(b)		96,284	$ 7,477,415
TOTAL EXCHANGE TRADED NOTES (Cost $6,084,352)			$ 7,477,415

		Troy Ounces
PRECIOUS METALS - 5.30%
Gold Bullion (b)(f)		34,928	$ 49,393,781
Silver (b)(f)		644,000	19,809,440
TOTAL PRECIOUS METALS (Cost $44,406,843)			$ 69,203,221

		Principal Amount
FOREIGN GOVERNMENT BONDS - 3.65%
Republic of Brazil (a)
12.500%, 01/05/2022	BRL	66,505,000	$ 47,575,113
TOTAL FOREIGN GOVERNMENT BONDS (Cost $33,555,989)			$ 47,575,113

		Shares
SHORT-TERM INVESTMENTS - 10.28%
Money Market Funds - 10.28%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02%, (c)		134,153,845	$ 134,153,845
TOTAL SHORT-TERM INVESTMENTS (Cost $134,153,845)			$ 134,153,845

Total Investments (Cost $1,005,028,016) - 92.93%			$ 1,212,831,819
Other Assets in Excess of Liabilities - 7.07% (g)			92,155,465
TOTAL NET ASSETS - 100.00%			$ 1,304,987,284

ADR	American Depository Receipt
BRL	Brazilian Real
GDR	Global Depository Receipt

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)	A portion of this security is considered illiquid. The market value of these securities total $30,883,682, which represents 2.37% of total net assets. If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2010, the market value of these securities total $ 15,983,070 which represents 1.22% of total net assets.
(f)	The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Core Investment Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short
December 31, 2010 (Unaudited)
	Shares	Fair Value

INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
iShares Russell 2000 Index Fund	331,466	$25,930,585
TOTAL INVESTMENT COMPANIES (Proceeds $26,161,241)		25,930,585

	Principal Amount
UNITED STATES TREASURY OBLIGATIONS - 1.95%
United States Treasury Bonds - 1.08%
3.375%, 11/15/2019	$13,783,000	14,070,500
United States Treasury Strips - 0.87%
4.250%, 05/15/2039	42,000,000	11,420,178
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $24,789,212)		25,490,678

TOTAL SECURITIES SOLD SHORT
(Proceeds $50,950,453 ) - 3.94%		$51,421,263

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$ 1,005,153,354
Gross unrealized appreciation	220,940,610
Gross unrealized depreciation	(13,262,145)
Net unrealized appreciation	$ 207,678,465

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Investments at Fair Value	Level 1	Level 2		Level 3	Total
	Common Stocks	$ 793,141,961	$ 32,782,433	(1)	$ -	$ 825,924,394
	Preferred Stocks	13,360,219	-		-	13,360,219
	Exchange Traded Funds	80,749,687	-		-	80,749,687
	Mutual Funds	1,875,143	32,512,782		-	34,387,925
	Exchange Traded Notes	7,477,415	-		-	7,477,415
	Precious Metals	-	69,203,221		-	69,203,221
	Foreign Government Bonds	-	47,575,113		-	47,575,113
	Money Market Funds	134,153,845	-		-	134,153,845

	Total Investments in Securities	$ 1,030,758,270	$ 182,073,549		$ -	$ 1,212,831,819

	Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
	Exchange Traded Funds - Short	25,930,585	-		-	25,930,585
	Unites States Treasury Obligations - Short	-	25,490,678		-	25,490,678

	Total Securities Sold Short	$ 25,930,585	$ 25,490,678		$ -	$ 51,421,263

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Food & Staples Retailing, Media, Oil, Gas & Consumable Fuels, Real Estate Investment
	Trusts (REITs), and Semiconductors & Semiconductor Equipment industries.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.48%
Airlines - 0.42%
Southwest Airlines Co.	401,444	$ 5,210,743
Auto Components - 1.15%
Autoliv, Inc.	87,951	6,942,852
Magna International, Inc. (b)	128,436	6,678,672
Minth Group, Ltd. (b)	332,000	545,018
		14,166,542
Automobiles - 0.29%
BYD Co., Ltd. (b)	681,680	3,582,574
Chemicals - 1.79%
Cabot Corp.	163,337	6,149,638
China BlueChemical, Ltd. (b)	3,718,000	2,664,325
Eastman Chemical Co.	73,952	6,217,884
Lubrizol Corp.	47,466	5,073,166
Westlake Chemical Corp.	44,786	1,946,847
		22,051,860
Commercial Banks - 0.94%
Canadian Imperial Bank of Commerce (b)	112,054	8,785,033
Credicorp, Ltd (b)	23,471	2,790,937
		11,575,970
Communications Equipment - 0.44%
Tellabs, Inc.	806,557	5,468,457
Computer and Peripheral Equipment Manufacturing - 0.83%
Hewlett-Packard Co.	243,697	10,259,644
Computers & Peripherals - 0.94%
Lexmark International, Inc. - Class A (a)	153,565	5,347,133
SanDisk Corp. (a)	125,644	6,264,610
		11,611,743
Construction Materials - 0.07%
Semen Gresik Persero Tbk PT (b)	778,000	815,993
Distributors - 0.14%
Jardine Cycle & Carriage, Ltd. (b)	62,000	1,768,185
Diversified Consumer Services - 0.11%
New Oriental Education & Technology Group - ADR (a)	12,681	1,334,422
Diversified Financial Services - 0.58%
Bursa Malaysia Bhd (b)	353,400	893,958
KKR Financial Holdings LLC	672,163	6,251,116
		7,145,074
Diversified Telecommunication Services - 1.23%
BCE, Inc. (b)	161,941	5,742,428
Verizon Communications, Inc.	263,853	9,440,660
		15,183,088
Electric Utilities - 0.62%
Edison International	197,877	7,638,052
Electrical Equipment - 0.87%
Thomas & Betts Corp. (a)(b)	222,875	10,764,862
Electronic Equipment, Instruments & Components - 3.08%
Arrow Electronics, Inc. (a)	208,011	7,124,377
Avnet, Inc. (a)	188,466	6,225,032
Tyco Electronics, Ltd. (b)	473,260	16,753,404
Vishay Intertechnology, Inc. (a)	541,666	7,951,657
		38,054,470
Energy Equipment & Services - 1.08%
RPC, Inc.	186,448	3,378,438
SEACOR Holdings, Inc. (a)	97,731	9,879,627
		13,258,065
Food & Staples Retailing - 0.17%
CP ALL PCL (b)	1,630,300	2,122,716
Food Products - 1.15%
Chaoda Modern Agriculture Holdings, Ltd. (b)	3,569,000	2,676,934
China Green Holdings, Ltd. (b)	1,590,000	1,560,789
Golden Agri-Resources, Ltd. (b)	11,716,000	7,303,386
Lotte Confectionery Co., Ltd. (b)	1,077	1,431,065
Wilmar International, Ltd. (b)	288,000	1,263,443
		14,235,617
Health Care Equipment & Supplies - 0.86%
Hill Rom Holdings, Inc.	75,103	2,956,805
Mindray Medical International, Ltd. - ADR	95,558	2,522,731
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,224,000	3,472,262
Supermax Corp. Bhd (b)	803,250	1,036,788
Top Glove Corp. Bhd (b)	396,600	640,528
		10,629,114
Health Care Providers & Services - 3.74%
Aetna, Inc.	242,816	7,408,316
AMERIGROUP Corp. (a)	131,838	5,790,325
AmerisourceBergen Corp.	157,753	5,382,532
Health Net, Inc. (a)	154,961	4,228,886
Healthspring, Inc.(a)	450,923	11,962,987
Humana, Inc.(a)	136,813	7,489,144
UnitedHealth Group, Inc.	110,288	3,982,500
		46,244,690
Hotels, Restaurants & Leisure - 0.67%
Cracker Barrel Old Country Store, Inc.	124,248	6,805,063
Ctrip.com International, Ltd. - ADR (a)	25,398	1,027,349
REXLot Holdings, Ltd. (b)	4,250,000	448,358
		8,280,770
Household Durables - 0.24%
LG Electronics, Inc. (b)	12,987	1,350,309
Woongjin Coway Co., Ltd. (b)	46,570	1,653,689
		3,003,998
Household Products - 0.52%
Energizer Holdings, Inc. (a)	87,951	6,411,628
Industrial Conglomerates - 1.27%
3M Co.	99,119	8,553,970
Tyco International, Ltd. (b)	171,714	7,115,828
		15,669,798
Insurance - 1.63%
ACE, Ltd. (b)	97,723	6,083,257
China Life Insurance Co., Ltd. (b)	919,000	3,753,892
Chubb Corp.	72,594	4,329,506
Travelers Companies, Inc.	106,100	5,910,831
		20,077,486
Internet Software & Services - 0.71%
Baidu, Inc. - ADR (a)	80,896	7,808,891
Tencent Holdings, Ltd. (b)	41,500	901,779
		8,710,670
Machinery - 3.70%
Caterpillar, Inc.	117,268	10,983,321
Cummins, Inc.	68,406	7,525,344
Joy Global, Inc.	129,905	11,269,259
United Tractors Tbk PT (b)	2,320,500	6,129,623
Weichai Power Co., Ltd. (b)	1,598,000	9,837,420
		45,744,967
Marine - 0.23%
China Shipping Development Co., Ltd. (b)	2,096,000	2,793,660
Media - 0.28%
BEC World PCL (b)	1,953,100	2,057,088
Cheil Worldwide, Inc. (b)	117,625	1,435,463
		3,492,551
Metals & Mining - 1.36%
Cia Siderugica Nacional SA - ADR	224,764	3,746,816
Cliffs Natural Resources, Inc.	46,070	3,593,921
Freeport-McMoran Copper & Gold, Inc.	78,179	9,388,516
		16,729,253
Multiline Retail - 0.62%
Dillard's, Inc. - Class A	80,111	3,039,411
Golden Eagle Retail Group, Ltd. (b)	1,248,000	3,076,328
New World Department Store China, Ltd. (b)	930,000	765,747
Parkson Holdings Bhd (b)	467,125	816,541
		7,698,027
Multi-Utilities - 0.41%
Alliant Energy Corp.	138,209	5,081,945
Office Electronics - 0.78%
Xerox Corp.	840,420	9,681,638
Oil, Gas & Consumable Fuels - 8.04%
Banpu PCL (b)	402,900	10,585,397
Chevron Corp.	184,278	16,815,368
Cimarex Energy Co.	41,881	3,707,725
ConocoPhillips	249,892	17,017,645
Exxon Mobil Corp.	125,644	9,187,089
Hess Corp.	81,659	6,250,180
Marathon Oil Corp.	173,157	6,412,004
Occidental Petroleum Corp.	104,703	10,271,364
Royal Dutch Shell PLC - ADR	92,677	6,188,970
Sasol, Ltd - ADR	30,781	1,602,151
Sunoco, Inc.	141,001	5,683,750
Williams Partners LP	121,456	5,665,922
		99,387,565
Paper & Forest Products - 0.46%
Domtar Corp.	73,990	5,617,321
Personal Products - 0.24%
Herbalife, Ltd. (b)	43,277	2,958,848
Pharmaceuticals - 3.12%
AstraZeneca PLC - ADR	118,201	5,459,704
Bristol-Myers Squibb Co.	195,447	5,175,437
China Pharmaceutical Group, Ltd. (b)	904,000	504,755
Eli Lilly & Co.	192,654	6,750,596
Endo Pharmaceuticals Holdings, Inc. (a)	87,075	3,109,448
Johnson & Johnson	92,898	5,745,741
Novo Nordisk A/S - ADR	55,842	6,286,134
Shire PLC - ADR	76,783	5,557,554
		38,589,369
Real Estate Investment Trusts (REITs) - 7.57%
American Capital Agency Corp.	220,720	6,343,493
Annaly Capital Management, Inc.	344,927	6,181,092
Anworth Mortgage Asset Corp.	313,723	2,196,061
CommonWealth REIT	120,566	3,075,638
CommonWealth REIT Escrow (a)	25,000	–
Entertainment Properties Trust	123,580	5,715,575
Lexington Realty Trust	358,683	2,851,530
MFA Financial, Inc.	754,437	6,156,206
National Retail Properties, Inc.	327,387	8,675,755
Nationwide Health Properties, Inc.	384,303	13,980,943
Omega Healthcare Investors, Inc.	684,211	15,353,695
Realty Income Corp.	206,469	7,061,240
Senior Housing Properties Trust	554,602	12,167,968
Washington Real Estate Investment Trust	122,073	3,783,042
		93,542,238
Road & Rail - 0.49%
Union Pacific Corp.	65,614	6,079,793
Semiconductors & Semiconductor Equipment - 3.60%
Fairchild Semiconductor International, Inc. (a)	198,532	3,099,085
Intel Corp.	240,120	5,049,724
Novellus Systems, Inc. (a)	516,429	16,690,985
Texas Instruments, Inc.	321,091	10,435,457
Transcend Information, Inc. (b)	384,000	1,040,454
Trina Solar, Ltd. - ADR (a)	96,327	2,255,978
Triquint Semiconductor, Inc. (a)	265,107	3,099,101
Xilinx, Inc.	97,723	2,832,013
		44,502,797
Software - 0.07%
Longtop Financial Technologies, Ltd. - ADR (a)	24,862	899,507
Specialty Retail - 1.94%
Advance Auto Parts, Inc.	89,347	5,910,304
AutoZone, Inc. (a)(b)	11,168	3,044,285
Best Buy Co., Inc.	177,050	6,071,045
Limited Brands, Inc.	291,774	8,966,215
		23,991,849
Textiles, Apparel & Luxury Goods - 0.67%
361 Degrees International, Ltd. (b)	1,443,000	1,039,625
Deckers Outdoor Corp. (a)	90,743	7,235,847
		8,275,472
Tobacco - 3.66%
Altria Group, Inc.	410,438	10,104,984
British American Tobacco PLC - ADR	131,228	10,196,416
Lorillard, Inc.	117,268	9,623,012
Phillip Morris International, Inc.	100,894	5,905,326
Reynolds American, Inc.	287,586	9,381,055
		45,210,793
Transportation Infrastructure - 0.48%
Jasa Marga PT (b)	6,329,000	2,405,863
Zhejiang Expressway Co., Ltd. (b)	3,606,000	3,553,669
		5,959,532
Water Utilities - 0.36%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	29,738	1,572,545
Guangdong Investment, Ltd. (b)	5,654,000	2,909,634
		4,482,179
Wireless Telecommunication Services - 0.87%
Globe Telecom, Inc. (b)	37,220	679,662
Metropcs Communications, Inc. (a)	357,483	4,515,010
Vodafone Group, PLC - ADR	210,803	5,571,524
		10,766,196
TOTAL COMMON STOCKS (Cost $647,362,404)		$ 796,761,731

INVESTMENT COMPANIES - 9.07%
Exchange Traded Funds - 6.47%
iShares iBoxx Investment Grade Corporate Bond Fund (a)	235,103	$ 25,494,569
iShares MSCI Brazil Index Fund	68,876	5,331,002
iShares MSCI Emerging Markets Index Fund	141,538	6,740,040
iShares MSCI Malaysia Index Fund	269,753	3,879,048
iShares MSCI Singapore Index Fund	159,361	2,207,150
iShares MSCI South Africa Index Fund	39,784	2,971,069
iShares MSCI South Korea Index Fund	68,025	4,162,450
iShares MSCI Taiwan Index Fund	183,501	2,866,286
iShares S&P Latin America 40 Index Fund	176,852	9,525,249
Market Vectors - Russia ETF (d)	384,731	14,585,152
SPDR S&P Emerging Middle East & Africa ETF (d)	27,450	2,184,718
		79,946,733
Mutual Funds - 2.60%
ING Russia Fund - Class A (a)	213,492	8,723,274
Matthews China Fund	86,944	2,554,402
Matthews India Fund	316,156	6,781,553
The Central Europe & Russia Fund, Inc.	37,882	1,584,983
US Global Investors Funds - Eastern European Fund (a)(d)	1,157,827	12,516,111
		32,160,323
TOTAL INVESTMENT COMPANIES (Cost $84,302,342)		$ 112,107,056

EXCHANGE TRADED NOTES - 0.56%
iPath MSCI India Index ETN (a)(b)	89,124	$ 6,921,370
TOTAL EXCHANGE TRADED NOTES (Cost $5,598,433)		$ 6,921,370

	Troy Ounces	Fair Value
PRECIOUS METALS - 5.26%
Gold Bullion (a)(f)	32,994	$ 46,658,795
Silver (a)(f)	596,000	18,332,960
TOTAL PRECIOUS METALS (Cost $41,002,594)		$ 64,991,755

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 3.58%
Republic of Brazil (b)
12.500%, 01/05/2022
BRL	61,907,000	$ 44,285,881
TOTAL FOREIGN GOVERNMENT BONDS (Cost $27,685,074)		$ 44,285,881

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.37%
Money Market Funds - 10.37%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02% (c)	128,109,894	$ 128,109,894
TOTAL SHORT-TERM INVESTMENTS (Cost $128,109,894)		$ 128,109,894

Total Investments (Cost $934,060,741) - 93.32%		$ 1,153,177,687
Other Assets in Excess of Liabilities - 6.68% (e)		82,599,889
TOTAL NET ASSETS - 100.00%		$ 1,235,777,576

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)
A portion of this security is considered illiquid.  The market value of these securities total $29,285,981, which represents 2.37% of total net assets.  If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Asset Allocation Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short
December 31, 2010 (Unaudited)
	Shares	Fair Value

INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
iShares Russell 2000 Index Fund	314,447	$ 24,599,189
TOTAL INVESTMENT COMPANIES (Proceeds $24,818,002)		$ 24,599,189

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 1.91%
United States Treasury Bonds - 1.06%
3.375%, 11/15/2019	$ 12,830,000	$ 13,097,621
United States Treasury Strips - 0.85%
4.618%, 05/15/2039	38,600,000	10,495,687
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $22,925,879)		$ 23,593,308

TOTAL SECURITIES SOLD SHORT
(Proceeds $47,743,881 ) - 3.90%		$ 48,192,497

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$ 934,726,908
Gross unrealized appreciation	225,860,930
Gross unrealized depreciation	(7,410,151)
Net unrealized appreciation	$ 218,450,779

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 781,996,530	$ 14,765,201	(1)	$ -	$ 796,761,731
Exchange Traded Funds	79,946,733	-		-	79,946,733
Mutual Funds	1,584,983	30,575,340		-	32,160,323
Exchange Traded Notes	6,921,370	-		-	6,921,370
Precious Metals	-	64,991,755		-	64,991,755
Foreign Government Bonds	-	44,285,881		-	44,285,881
Money Market Funds	128,109,894	-		-	128,109,894

Total Investments in Securities	$ 998,559,510	$ 154,618,177		$ -	$ 1,153,177,687

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Exchange Traded Funds - Short	$ 24,599,189	$ -		$ -	$ 24,599,189
United States Treasury Obligations - Short	-	23,593,308		-	23,593,308

Total Securities Sold Short	$ 24,599,189	$ 23,593,308		$ -	$ 48,192,497

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Food & Staple Retailing, Media, and Oil, Gas & Consumable Fuels industries.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 72.35%
Aerospace & Defense - 0.16%
Aselsan Elektronik Sanayi Ve Ticaret AS (b)	100,000	$ 533,680

Airlines - 4.75%
Airasia Bhd (a)(b)	1,335,300	1,095,609
Alaska Air Group, Inc. (a)	39,946	2,264,539
Cathay Pacific Airways, Ltd. (b)	831,000	2,293,247
China Airlines (b)	1,327,000	1,174,236
Deutsche Lufthansa (a)(b)	102,624	2,242,881
EasyJet (a)(b)	169,837	1,165,081
Ryanair Holdings PLC (b)	226,070	1,138,914
Southwest Airlines Co.	84,888	1,101,846
Thai Airways International PLC (b)	703,526	1,143,565
U.S. Airways Group, Inc. (a)	228,869	2,290,979
		15,910,897
Auto Components - 6.44%
Autoliv, Inc.	33,059	2,609,677
Cheng Shin Rubber Industry Co., Ltd. (b)	1,107,500	2,469,003
Halla Climate Control Corp. (b)	61,940	1,091,550
Johnson Controls, Inc.	62,879	2,401,978
Keihin Corp. (b)	104,300	2,350,893
Lear Corp. (a)	25,448	2,511,972
Minth Group, Ltd. (b)	1,490,000	2,446,017
Plastic Omnium (b)	35,623	2,522,977
TRW Automotive Holdings Corp. (a)	60,623	3,194,832
		21,598,899
Automobiles - 6.12%
Dongfeng Motor Group Co., Ltd. (b)	1,470,000	2,534,222
Ford Otomotiv Sanayi AS (b)	145,333	1,228,365
Fuji Heavy Industries, Ltd. (b)	294,000	2,281,315
Honda Motor Co., Ltd. (b)	62,600	2,478,864
Hyundai Motor Co. (b)	10,836	1,656,574
Kia Motors Corp. (a)(b)	37,680	1,679,979
Proton Holdings Bhd (b)	1,217,200	1,776,358
Thor Industries, Inc.	64,707	2,197,450
Tofas Turk Otomobil Fabrikasi AS (b)	447,685	2,308,013
Volkswagen AG (b)	16,683	2,360,897
		20,502,037
Chemicals - 9.23%
Ashland, Inc.	40,114	2,040,198
BASF SE (b)	17,320	1,381,749
Cabot Corp.	31,579	1,188,949
China Petrochemical Development Corp. (a)(b)	3,955,000	3,920,206
Eastman Chemical Co.	14,835	1,247,327
El du Pont de Nemours & Co.	22,159	1,105,291
Fuchs Petrolub AG (b)	21,433	3,176,299
Fufeng Group, Ltd. (b)	1,470,000	1,287,914
Hanwa Co., Ltd. (b)	556,000	2,561,202
Hanwha Chemical Corp. (b)	59,030	1,612,415
Honam Petrochemical Corp. (b)	7,121	1,687,857
Kemira OYJ (b)	79,245	1,238,981
Lanxess AG (b)	21,185	1,673,103
LCY Chemical Corp. (b)	974,000	1,987,653
Mitsubishi Chemical Holdings Corp. (b)	189,000	1,282,658
The Dow Chemical Co.	37,590	1,283,323
USI Corporation (b)	2,271,000	2,274,388
		30,949,513
Commercial Banks - 0.99%
Compartamos SAB de CV (a)(b)	1,534,400	3,337,165

Consumer Finance - 4.06%
Capital One Financial Corp.	53,039	2,257,340
Cash America International, Inc.	50,180	1,853,148
Credit Acceptance Corp. (a)	36,100	2,265,997
Discover Financial Services	131,680	2,440,030
International Personal Finance PLC (b)	271,052	1,622,762
Provident Financial PLC (b)	61,945	844,090
Samsung Card Co. (b)	42,211	2,343,196
		13,626,563
Electronic Equipment, Instruments & Components - 1.02%
Canon Electronics, Inc. (b)	39,700	1,123,179
Kingboard Chemical Holdings, Ltd. (b)	382,500	2,290,729
		3,413,908
Food & Staples Retailing - 1.58%
Alimentation Couche Tard, Inc. - Class B (b)	101,185	2,753,762
Rallye SA (b)	59,163	2,544,547
		5,298,309
Industrial Conglomerates - 4.58%
Alfa S.A.B. de CV - Class A (b)	238,500	2,390,793
Carlisle Companies, Inc.	48,024	1,908,474
CJ Corp. (b)	24,394	1,695,908
Discount Investment Corp. (b)	37,789	813,819
Hutchison Whampoa, Ltd. (b)	258,000	2,655,414
Jardine Strategic Holdings, Ltd. (b)	47,000	1,300,960
MMC Corp. Bhd (b)	2,572,600	2,319,386
NWS Holdings, Ltd. (b)	667,596	1,013,487
Reunert, Ltd. (b)	122,092	1,241,771
		15,340,012
Marine - 2.86%
Alexander & Baldwin, Inc.	32,205	1,289,166
D/S Norden (b)	33,109	1,201,956
Mitsui OSK Lines Ltd. (b)	169,000	1,153,171
Nippon Yusen KK (b)	268,000	1,188,324
Orient Overseas International Ltd. (b)	119,000	1,154,359
Seaspan Corp. (b)	87,641	1,088,501
U-Ming Marine Transport Corp. (b)	535,000	1,165,178
Yang Ming Marine Transport Corp. (a)(b)	1,401,000	1,357,442
		9,598,097
Media - 4.75%
Cinemark Holdings, Inc.	127,199	2,192,911
Comcast Corp. - Class A	116,686	2,563,592
Daiichikosho Co., Ltd. (b)	159,000	3,086,390
Metropole Television SA (b)	71,613	1,732,117
ProSiebenSat.1 Media AG (b)	129,395	3,890,513
TV Azteca SA de CV (b)	3,511,600	2,453,855
		15,919,378
Office Electronics - 4.90%
Ability Enterprise Co., Ltd. (b)	1,182,000	2,031,046
Brother Industries, Ltd. (b)	173,900	2,578,835
Canon, Inc. - ADR	45,063	2,313,534
Neopost SA (b)	26,769	2,332,312
Ricoh Co., Ltd. (b)	139,000	2,037,320
Toshiba TEC Corp. (b)	57,000	276,610
Xerox Corp.	208,640	2,403,533
Zebra Technologies Corp. (a)	64,688	2,457,497
		16,430,687
Paper & Forest Products - 3.93%
China Forestry Holdings, Ltd. (b)(f)	2,484,000	1,160,061
Domtar Corp.	26,014	1,974,983
MeadWestvaco Corp.	61,697	1,613,993
Semapa-Sociedade de Investimento e Gestao (b)	172,083	1,904,036
Sino-Forest Corp. (a)(b)	106,300	2,489,920
Suzano Papel e Celulose SA (b)	200,175	1,782,281
Svenska Cellulosa AB (b)	141,756	2,238,369
		13,163,643
Real Estate Investment Trusts (REITs) - 3.84%
American Capital Agency Corp.	112,497	3,233,164
Annaly Capital Management, Inc.	179,170	3,210,726
Anworth Mortgage Asset Corp.	460,697	3,224,879
MFA Financial, Inc.	393,987	3,214,934
		12,883,703
Specialty Retail - 1.23%
AutoNation, Inc. (a)	53,966	1,521,841
Collective Brands, Inc. (a)	31,767	670,284
Delek Automotive Systems, Ltd. (b)	83,428	1,217,858
WH Smith PLC (b)	93,632	710,926
		4,120,909
Trading Companies & Distributors - 5.19%
Applied Industrial Technologies, Inc.	63,515	2,062,967
BayWa AG (b)	49,673	2,325,902
JFE Shoji Holdings, Inc. (b)	498,842	2,328,626
LG International Corp. (b)	30,900	1,052,326
Nagase & Co., Ltd (b)	183,000	2,368,925
Noble Group, Ltd. (b)	1,361,000	2,301,297
Toyota Tsusho Corp. (b)	129,800	2,286,168
WESCO International, Inc. (a)	50,786	2,681,501
		17,407,712
Water Utilities - 2.42%
American Water Works Co., Inc.	64,330	1,626,906
Cia de Saneamento Basico do Estado de Sao Paulo (b)	69,600	1,785,701
Guangdong Investment, Ltd. (b)	2,822,000	1,452,244
Hyflux, Ltd. (b)	909,000	1,643,262
Severn Trent PLC (b)	70,024	1,613,587
		8,121,700
Wireless Telecommunication Services - 4.30%
China Mobile Limited - ADR	40,591	2,014,125
M1 Limited (b)	606,000	1,109,674
Metropcs Communications, Inc. (a)	206,285	2,605,380
Mobistar SA (b)	16,554	1,073,102
NII Holdings, Inc. (a)(b)	28,826	1,287,369
NTT DoCoMo, Inc. - ADR	121,173	2,110,833
Partner Communications Co., Ltd. - ADR	49,425	1,004,316
Rogers Communications, Inc. (b)	58,388	2,021,977
United States Cellular Corp. (a)	23,997	1,198,410
		14,425,186
TOTAL COMMON STOCKS (Cost $205,493,149)		$ 242,581,998

PREFERRED STOCKS - 0.33%
Airlines - 0.33%
Tam S.A. (b)	46,900	$ 1,100,737
TOTAL PREFERRED STOCKS (Cost $1,127,685)		$ 1,100,737

INVESTMENT COMPANIES - 6.49%
Exchanged Traded Funds - 4.74%
iShares Barclays Intermediate Credit Bond Fund	32,133	$ 3,379,749
iShares iBoxx $ High Yield Corporate Bond Fund	20,466	1,847,875
iShares iBoxx Investment Grade Corporate Bond Fund	44,281	4,801,832
iShares JPMorgan USD Emerging Markets Bond Fund	17,953	1,922,407
PowerShares Emerging Markets Sovereign Debt Portfolio	72,500	1,933,575
SPDR Barclays Capital High Yield Bond ETF	50,492	2,005,038
		15,890,476

Mutual Funds - 1.75%
Advent Claymore Global Convertible Securities & Income Fund	226,478	2,076,803
RidgeWorth Seix Floating Rate High Income Fund	423,607	3,791,284
		5,868,087
TOTAL INVESTMENT COMPANIES (Cost $19,868,095)		$ 21,758,563

	Troy Ounces	Fair Value
PRECIOUS METALS - 4.57%
Gold Bullion (a)(e)	7,778	$ 10,999,337
Silver (a)(e)	140,000	4,306,400
TOTAL PRECIOUS METALS (Cost $11,036,788)		$ 15,305,737

WARRANTS - 0.00%
LCY Chemical Corp. (b)	44,706	$ -
TOTAL WARRANTS (Cost $6,544)		$ -

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 1.62%
United States Treasury Inflation Indexed Bonds
1.250%, 04/15/2014	$ 5,167,200	$ 5,434,039
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,353,206)		$ 5,434,039

FOREIGN GOVERNMENT BONDS - 2.17%
Commonwealth of Australia
5.750%, 06/15/2011 (b)
AUD	2,951,000	$ 3,031,890
Republic of Brazil
12.500%, 01/05/2022 (b)
BRL	5,951,000	4,257,116
TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,537,439)		$ 7,289,006

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.06%
Money Market Funds - 7.06%
Dreyfus Government Cash Management Fund
0.01% (c)	23,661,520	$ 23,661,520
TOTAL SHORT-TERM INVESTMENTS (Cost $23,661,520)		$ 23,661,520

Total Investments (Cost $273,084,426) - 94.59%		$ 317,131,600
Other Assets in Excess of Liabilities - 5.41% (d)		18,135,244
TOTAL NET ASSETS - 100.00%		$ 335,266,844

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazilian Real
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Global Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.
(f)	Subsequent to 12/31/2010 trading was halted.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.00%
Airlines - 0.08%
BB&T Corp.	4,134	$ 108,683
Tate & Lyle (a)	19,773	159,688
		268,371
Biotechnology - 0.16%
Basilea Pharmaceutica (a)	994	69,102
Celgene Corp.	2,719	160,802
United Therapeutics Corp.	1,738	109,876
Vertex Pharmaceuticals, Inc.	3,442	120,573
Zeltia SA (a)	19,942	73,683
		534,036
Capital Markets - 0.42%
CI Financial Corp. (a)	7,635	172,772
GMP Capital, Inc. (a)	14,803	180,143
Greenhill & Co., Inc.	2,097	171,283
ICAP PLC (a)	22,124	184,539
kabu.com Securities Co., Ltd. (a)	43,700	195,921
Lazard, Ltd. Class - A (a)	4,608	181,970
Monex Group, Inc. (a)	462	136,455
Teton Advisors, Inc. - Class B	26	–
The Charles Schwab Corp.	11,460	196,080
		1,419,163
Commercial Banks - 0.24%
Bank of Kyoto (a)	18,000	170,711
FirstMerit Corp.	5,557	109,973
Hancock Holding Co.	3,079	107,334
Hiroshima Bank (a)	24,000	101,096
Investors Bancorp, Inc.	8,100	106,272
SVB Financial Group	2,120	112,466
Valley National Bancorp	7,567	108,208
		816,060
Construction & Engineering - 0.23%
ACS Actividades de Construccion y Servicios SA (a)	3,452	161,799
Empresas ICA S.A.B. de CV - ADR	17,756	181,111
Ferrovial SA (a)	14,953	148,565
Koninklijke BAM Groep NV (a)	18,885	116,011
Maire Tecnimont SpA (a)	38,670	170,140
		777,626
Construction Materials - 0.06%
Fletcher Building, Ltd. (a)	31,385	187,327
Diversified Consumer Services - 0.19%
Benesse Holdings (a)	2,100	96,736
Coinstar, Inc.	1,479	83,475
Hillenbrand, Inc.	5,041	104,903
Navitas Ltd. (a)	43,048	169,954
Service Corp. International	12,132	100,089
Sothebys	2,268	102,060
		657,217
Food Products - 0.25%
BRF-Brasil Foods S A - ADR	11,152	188,246
GPO Bimbo Sab (a)	20,500	175,039
Kagome Co., Ltd (a)	8,900	163,771
Kerry Group (a)	4,853	161,933
Want Want China Holdings, Ltd. (a)	187,000	163,837
		852,826
Health Care Equipment & Supplies - 0.24%
Align Technology, Inc.	7,901	154,386
Cochlear, Ltd. (a)	2,156	177,316
Edwards Lifesciences Corp.	1,647	133,143
Sysmex Corp. (a)	2,300	159,490
Volcano Corp.	6,047	165,144
		789,479
Household Products - 0.17%
Church & Dwight, Inc.	933	64,396
Colgate Palmolive Co.	815	65,502
Henkel AG & Co KGaA (a)	1,061	65,978
Kimberly-Clark Corp.	1,036	65,309
Procter & Gamble Co.	1,013	65,166
PZ Cussons (a)	10,750	67,158
Reckitt Benck Group (a)	1,166	64,081
Spectrum Brands Holdings, Inc.	2,015	62,808
Unicharm Corp. (a)	1,600	63,653
		584,051
Independent Power Producers & Energy Traders - 0.32%
Calpine Corp.	15,861	211,586
Edison SpA (a)	183,628	211,030
EDP Renovaveis SA (a)	35,839	207,707
Electric Power Development Co., Ltd. (a)	7,200	225,870
The AES Corp.	16,639	202,663
		1,058,856
Internet & Catalog Retail - 0.29%
Amazon.com, Inc.	1,077	193,860
ASOS PLC (a)	6,706	166,448
Netflix, Inc.	1,048	184,133
priceline.com, Inc.	498	198,976
Start Today Co., Ltd. (a)	61	243,805
		987,222
Metals & Mining - 0.32%
Carpenter Technology Corp.	4,826	194,198
Fortescue Metals Group, Ltd. (a)	27,141	181,549
Nippon Steel Corp. (a)	36,000	129,474
Nucor Corp.	4,223	185,052
Rautaruukki OYJ (a)	9,049	211,735
Sumitomo Metal Industries, Ltd. (a)	72,000	177,362
		1,079,370
Professional Services - 0.07%
Seek, Ltd. (a)	32,468	220,170
Real Estate Management & Development - 0.34%
Atrium European Real Estate, Ltd. (a)	27,237	159,055
Deutsche Euroshop AG (a)	5,734	222,056
First Capital Realty, Inc.	10,290	156,374
Goldcrest Co., Ltd. (a)	9,220	241,090
Keppel Land Ltd (a)	47,000	175,790
The St. Joe Co.	7,664	167,458
		1,121,823
Software - 0.34%
Aspen Technology, Inc.	7,650	97,155
Aveva Group (a)	6,715	168,974
Capcom Co., Ltd (a)	10,800	173,726
Dassault Systemes (a)	2,264	170,693
Nice System Ltd. - ADR	2,996	104,560
Qlik Technologies, Inc.	4,168	107,576
Realpage, Inc.	3,537	109,399
Red Hat, Inc.	2,246	102,530
SuccessFactors, Inc.	3,236	93,715
		1,128,328
Thrifts & Mortgage Finance - 0.28%
Astoria Financial Corp.	12,783	177,812
Capitol Federal Financial	0	5
First Niagara Financial Group, Inc.	14,654	204,863
Northwest Bancshares, Inc.	17,778	209,069
People's United Financial, Inc.	14,975	209,800
TFS Financial Corp.	16,358	147,549
		949,098
TOTAL COMMON STOCKS (Proceeds $11,922,788)		$ 13,431,023

INVESTMENT COMPANIES - 2.50%
Exchanged Traded Funds - 2.50%
iShares MSCI EAFE Index Fund	5,685	$ 331,037
iShares MSCI Emerging Markets Index Fund	21,148	1,007,068
iShares Russell 2000 Index Fund	85,549	6,692,498
SPDR S&P 500 ETF Trust	2,606	327,783
		8,358,386
TOTAL INVESTMENT COMPANIES (Proceeds $8,379,564)		$ 8,358,386

	Principal Amount	Fair Value
UNITED STATES TREASURY OBLIGATIONS - 1.30%
United States Treasury Bonds - 1.30%
4.250%, 05/15/2039	$ 4,415,000	$ 4,349,464
TOTAL UNITED STATES TREASURY OBLIGATIONS (Proceeds $4,361,878)		$ 4,349,464

TOTAL SECURITIES SOLD SHORT
(Proceeds $24,664,230 ) - 7.80%		$ 26,138,873

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Leuthold Global Fund
Cost of investments	$ 273,326,542
Gross unrealized appreciation	45,606,106
Gross unrealized depreciation	(1,801,048)
Net unrealized appreciation	$ 43,805,058

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 242,581,998	$ -		$ -	$ 242,581,998
Preferred Stocks	1,100,737	-		-	1,100,737
Exchange Traded Funds	15,890,476	-		-	15,890,476
Mutual Funds	-	5,868,087		-	5,868,087
Precious Metals	-	15,305,737		-	15,305,737
Warrants	-	-	(1)	-	-
United States Treasury Obligations	-	5,434,039		-	5,434,039
Foreign Government Bonds	-	7,289,006		-	7,289,006
Money Market Funds	23,661,520	-		-	23,661,520

Total Investments in Securities	$ 283,234,731	$ 33,896,869		$ -	$ 317,131,600

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$ 13,431,023	$ -		$ -	$ 13,431,023
Exchange Traded Funds - Short	8,358,386	-		-	8,358,386
United States Treasury Obligations - Short	-	4,349,464		-	4,349,464

Total Securities Sold Short	$ 21,789,409	$ 4,349,464		$ -	$ 26,138,873

(1)	Warrants are valued at $0.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 77.81%
Beverages - 1.07%
Coca-Cola Femsa SAB de CV - ADR	1,828	$ 150,682
Fomento Economico Mexicano SAB de CV - ADR	4,772	266,850
		417,532
Capital Markets - 1.99%
Credit Suisse Group AG - ADR	5,556	224,518
Deutsche Bank AG (b)	4,942	257,231
UBS AG (a)(b)	17,862	294,187
		775,936
Commercial Banks - 0.47%
International Bancshares Corp.	2,918	58,448
Popular, Inc. (a)	39,696	124,645
		183,093
Construction & Engineering - 0.40%
MasTec, Inc. (a)	10,694	156,026
Diversified Financial Services - 2.42%
Citigroup, Inc. (a)	70,024	331,214
ING Groep N.V. - ADR (a)	26,033	254,863
JPMorgan Chase & Co.	8,462	358,958
		945,035
Electronic Equipment, Instruments & Components - 8.79%
Amphenol Corp. - Class A	7,396	390,361
Arrow Electronics, Inc. (a)	5,846	200,226
Benchmark Electronics, Inc. (a)	4,490	81,538
Corning, Inc.	22,900	442,428
Flextronics International, Ltd. (a)(b)	42,408	332,903
IPG Photonics Corp. (a)	3,129	98,939
Jabil Circuit, Inc.	8,105	162,830
Molex, Inc.	12,952	294,269
Plexus Corp. (a)	3,327	102,937
Sanmina-SCI Corp. (a)	15,569	178,732
Trimble Navigation Ltd. (a)	3,176	126,818
TTM Technologies , Inc. (a)	9,187	136,978
Tyco Electronics, Ltd. (b)	14,437	511,070
Vishay Intertechnology, Inc. (a)	25,452	373,635
		3,433,664
Food & Staples Retailing - 6.10%
BJ's Wholesale Club, Inc. (a)	9,786	468,749
Costco Wholesale Corp.	14,552	1,050,800
Wal-Mart Stores, Inc.	16,064	866,332
		2,385,881
Health Care Providers & Services - 14.01%
Aetna, Inc.	15,666	477,970
AMERIGROUP Corp. (a)	23,035	1,001,012
CIGNA Corp.	18,701	685,578
Coventry Health Care, Inc. (a)	31,007	818,585
Healthspring, Inc. (a)	12,726	337,621
Humana, Inc. (a)	10,497	574,606
Magellan Health Services, Inc. (a)	7,623	360,415
UnitedHealth Group, Inc.	17,021	614,628
WellPoint, Inc. (a)	10,659	606,071
		5,476,486
Household Durables - 5.07%
Garmin, Ltd. (b)	4,618	143,112
Panasonic Corp. - ADR	25,419	358,408
Sharp Corp. (a)(b)	39,000	402,057
Sony Corp. - ADR	25,742	919,246
Whirlpool Corp.	1,809	160,693
		1,983,516
Industrial Conglomerates - 1.16%
Carlisle Companies, Inc.	11,467	455,699
Leisure Equipment & Products - 0.54%
Polaris Industries, Inc.	2,713	211,668
Machinery - 0.60%
Cummins, Inc.	2,131	234,431
Media - 0.73%
Grupo Televisa SA - ADR (a)	10,949	283,908
Office Electronics - 3.12%
Canon, Inc. - ADR	5,006	257,008
Xerox Corp.	70,153	808,163
Zebra Technologies Corp. (a)	4,070	154,619
		1,219,790
Oil, Gas & Consumable Fuels - 0.90%
Occidental Petroleum Corp.	3,585	351,688
Pharmaceuticals - 8.72%
Abbott Laboratories	3,133	150,102
Allergan, Inc.	4,070	279,487
AstraZeneca PLC - ADR	3,100	143,189
Endo Pharmaceuticals Holdings, Inc. (a)	6,266	223,759
GlaxoSmithKline PLC - ADR	4,167	163,430
Impax Laboratories, Inc. (a)	2,907	58,460
Medicis Pharmaceutical Corp. - Class A	5,588	149,702
Merck & Co., Inc.	8,107	292,176
Mylan, Inc. (a)	5,975	126,252
Novartis AG - ADR	5,459	321,808
Par Pharmaceutical Companies, Inc. (a)	3,003	115,645
Perrigo Co.	3,003	190,180
Pfizer, Inc.	15,632	273,716
Questcor Pharmaceuticals, Inc. (a)	7,719	113,701
Shire PLC - ADR	1,615	116,894
Teva Pharmaceutical Industries, Ltd. - ADR	3,100	161,603
Valeant Pharmaceuticals International, Inc. (b)	4,618	130,643
Viropharma, Inc. (a)	6,330	109,636
Warner Chilcott PLC - Class A (b)	7,171	161,778
Watson Pharmaceuticals, Inc. (a)	2,455	126,801
		3,408,962
Road & Rail - 3.63%
Canadian National Railway Co. (b)	2,792	185,584
Canadian Pacific Railway, Ltd. (b)	2,297	148,869
CSX Corp.	4,831	312,131
Genesee & Wyoming, Inc. Class - A (a)	1,887	99,917
Kansas City Southern (a)	3,795	181,629
Norfolk Southern Corp.	4,871	305,996
Union Pacific Corp.	1,978	183,281
		1,417,407
Semiconductors & Semiconductor Equipment - 13.64%
Altera Corp.	20,058	713,664
Analog Devices, Inc.	17,732	667,964
Applied Micro Circuits Corp. (a)	17,828	190,403
Atheros Communications, Inc. (a)	11,079	397,958
Broadcom Corp. - Class A	10,077	438,853
Cirrus Logic, Inc. (a)	8,689	138,850
Intel Corp.	27,292	573,951
LSI Corp. (a)	40,826	244,548
Micrel, Inc.	12,661	164,466
ON Semiconductor Corp. (a)	37,274	368,267
RF Micro Devices, Inc. (a)	71,219	523,460
Samsung Electronics Co., Ltd. - GDR
(Acquired 01/25/2010, Cost $716,207) (a)(d)	1,964	821,146
Volterra Semiconductor Corp. (a)	3,714	86,016
		5,329,546
Specialty Retail - 1.79%
Best Buy Co., Inc.	20,430	700,545
Textiles, Apparel & Luxury Goods - 0.57%
Fossil, Inc. (a)	2,293	161,611
Perry Ellis International, Inc. (a)	2,207	60,626
		222,237
Tobacco - 0.91%
Phillip Morris International, Inc.	6,072	355,394
Transportation Infrastructure - 0.23%
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,600	90,320
Wireless Telecommunication Services - 0.95%
America Movil SAB de CV - ADR	6,481	371,620
TOTAL COMMON STOCKS (Cost $26,948,264)		$ 30,410,384

PREFERRED STOCKS - 1.69%
Food & Staples Retailing - 1.69%
Cia Brasileira de Distribuicao Gupo Pao de Acucar - Class A - ADR	15,741	$ 660,807
TOTAL PREFERRED STOCKS (Cost $588,938)		$ 660,807

SHORT-TERM INVESTMENTS - 0.89%
Money Market Funds - 0.89%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02% (c)	348,109	$ 348,109
TOTAL SHORT-TERM INVESTMENTS (Cost $348,109)		$ 348,109

Total Investments (Cost $27,885,311) - 80.39%		$ 31,419,300
Other Assets in Excess of Liabilities - 19.61%		7,662,107
TOTAL NET ASSETS - 100.00%		$ 39,081,407

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2010, the market value of these securities total $821,146, which represents 2.10% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2010, was as follows:

Leuthold Select Industries Fund
Cost of investments	$ 27,969,823
Gross unrealized appreciation	3,863,224
Gross unrealized depreciation	(413,747)
Net unrealized appreciation	$ 3,449,477

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:*

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 29,589,238	$ 821,146	(1)	$ -	$30,410,384
Preferred Stocks	660,807				660,807
Money Market Funds	348,109	-		-	348,109

Total Investments in Securities	$ 30,598,154	$ 821,146		$ -	$31,419,300

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Semiconductors &
Semiconductor Equipment industries.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.36%
Airlines - 6.95%
Airasia Bhd (a)(b)	69,100	$ 56,696
Alaska Air Group, Inc. (a)	1,936	109,752
Cathay Pacific Airways, Ltd. (b)	42,000	115,904
China Airlines, Ltd. (b)	65,000	57,517
Deutsche Lufthansa (a)(b)	5,237	114,456
EasyJet (a)(b)	8,795	60,334
Ryanair Holdings PLC (b)	11,707	58,979
Southwest Airlines Co.	4,390	56,982
Thai Airways International PLC (b)	36,431	59,218
U.S. Airways Group, Inc. (a)	11,092	111,031
		800,869
Auto Components - 8.82%
Autoliv, Inc.	1,550	122,357
Cheng Shin Rubber Industry Co., Ltd. (b)	46,250	103,107
Halla Climate Control Corp. (b)	3,210	56,569
Johnson Controls, Inc.	2,949	112,652
Keihin Corp. (b)	5,100	114,953
Lear Corp. (a)	1,193	117,761
Minth Group, Ltd. (b)	70,000	114,914
Plastic Omnium (b)	1,763	124,863
TRW Automotive Holdings Corp. (a)	2,843	149,825
		1,017,001
Automobiles - 8.61%
Dongfeng Motor Group Co., Ltd. (b)	70,000	120,676
Ford Otomotiv Sanayi AS (b)	5,986	50,594
Fuji Heavy Industries, Ltd. (b)	15,000	116,394
Honda Motor Co., Ltd. (b)	2,900	114,836
Hyundai Motor Co. (b)	572	87,446
Kia Motors Corp. (a)(b)	1,990	88,725
Proton Holdings Bhd (b)	59,200	86,395
Thor Industries, Inc.	3,035	103,069
Tofas Turk Otomobil Fabrikasi AS (b)	20,128	103,769
Volkswagen AG (b)	851	120,429
		992,333
Chemicals - 12.65%
Ashland, Inc.	1,907	96,990
BASF SE (b)	812	64,779
Cabot Corp.	1,480	55,722
China Petrochemical Development Corp. (a)(b)	163,000	161,565
Eastman Chemical Co.	695	58,436
El du Pont de Nemours & Co.	1,037	51,726
Fuchs Petrolub AG (b)	1,005	148,938
Fufeng Group, Ltd. (b)	70,000	61,329
Hanwa Co., Ltd. (b)	27,000	124,375
Hanwha Chemical Corp. (b)	3,120	85,223
Honam Petrochemical Corp. (b)	376	89,122
Kemira OYJ (b)	3,716	58,099
Lanxess AG (b)	994	78,502
LCY Chemical Corp. (b)	44,000	89,791
Mitsubishi Chemical Holdings Corp. (b)	9,000	61,079
The Dow Chemical Co.	1,761	60,121
USI Corporation (b)	111,000	111,166
		1,456,963
Commercial Banks - 1.36%
Compartamos SAB de CV (a)(b)	72,000	156,592
Consumer Finance - 5.46%
Capital One Financial Corp.	2,571	109,421
Cash America International, Inc.	2,353	86,896
Credit Acceptance Corp. (a)	1,693	106,270
Discover Financial Services	6,175	114,422
International Personal Finance PLC (b)	12,711	76,100
Provident Financial PLC (b)	2,905	39,585
Samsung Card Co. (b)	1,739	96,535
		629,229
Electronic Equipment, Instruments & Components - 1.38%
Canon Electronics, Inc. (b)	1,800	50,925
Kingboard Chemical Holdings, Ltd. (b)	18,000	107,799
		158,724
Food & Staples Retailing - 2.16%
Alimentation Couche Tard, Inc. - Class B (b)	4,745	129,136
Rallye SA (b)	2,774	119,307
		248,443
Industrial Conglomerates - 6.22%
Alfa S.A.B. de CV - Class A (b)	11,200	112,272
Carlisle Companies, Inc.	2,252	89,494
CJ Corp. (b)	1,235	85,859
Discount Investment Corp. (b)	1,557	33,531
Hutchison Whampoa, Ltd. (b)	12,000	123,508
Jardine Strategic Holdings, Ltd. (b)	2,500	69,200
MMC Corp. Bhd (b)	106,000	95,567
NWS Holdings, Ltd. (b)	32,097	48,727
Reunert, Ltd. (b)	5,726	58,238
		716,396
Marine - 4.07%
Alexander & Baldwin, Inc.	1,564	62,606
D/S Norden (b)	1,608	58,375
Mitsui OSK.Lines Ltd. (b)	8,000	54,588
Nippon Yusen KK (b)	13,000	57,643
Orient Overseas International, Ltd. (b)	6,000	58,203
Seaspan Corp. (b)	4,256	52,860
U-Ming Marine Transport Corp. (b)	27,000	58,803
Yang Ming Marine Transport Corp. (a)(b)	68,000	65,886
		468,964
Media - 6.50%
Cinemark Holdings, Inc.	6,177	106,491
Comcast Corp. - Class A	5,472	120,220
Daiichikosho Co., Ltd. (b)	7,400	143,643
Metropole Television SA (b)	3,358	81,221
ProSiebenSat.1 Media AG (b)	6,068	182,446
TV Azteca SA de CV (b)	164,700	115,090
		749,111
Office Electronics - 7.77%
Ability Enterprise Co., Ltd. (b)	57,000	97,944
Brother Industries, Ltd. (b)	8,200	121,601
Canon, Inc. - ADR	2,230	114,488
Neopost SA (b)	1,255	109,345
Ricoh Co., Ltd. (b)	7,000	102,599
Toshiba TEC Corp. (b)	25,000	121,320
Xerox Corp.	9,784	112,712
Zebra Technologies Corp. (a)	3,033	115,224
		895,233
Paper & Forest Products - 5.27%
China Forestry Holdings, Ltd. (b) (d)	116,000	54,174
Domtar Corp.	1,220	92,622
MeadWestvaco Corp.	2,893	75,681
Semapa-Sociedade de Investimento e Gestao (b)	8,070	89,292
Sino-Forest Corp. (a)(b)	5,000	117,117
Suzano Papel e Celulose SA (b)	8,300	73,900
Svenska Cellulosa AB (b)	6,648	104,974
		607,760
Specialty Retail - 1.33%
AutoNation, Inc. (a)	2,531	71,374
Collective Brands, Inc. (a)	1,490	31,439
Delek Automotive Systems, Ltd. (b)	3,436	50,158
		152,971
Trading Companies & Distributors - 7.38%
Applied Industrial Technologies, Inc.	3,084	100,168
BayWa AG (b)	2,458	115,094
JFE Shoji Holdings, Inc. (b)	24,000	112,034
LG International Corp. (b)	1,420	48,359
Nagase & Co., Ltd. (b)	9,000	116,505
Noble Group, Ltd. (b)	66,000	111,599
Toyota Tsusho Corp. (b)	6,600	116,246
WESCO International, Inc. (a)	2,466	130,204
		850,209
Water Utilities - 3.24%
American Water Works Co., Inc.	3,017	76,300
Cia de Saneamento Basico do Estado de Sao Paulo (b)	2,900	74,404
Guangdong Investment, Ltd. (b)	132,000	67,929
Hyflux, Ltd. (b)	43,500	78,639
Severn Trent PLC (b)	3,284	75,674
		372,946
Wireless Telecommunication Services - 6.19%
China Mobile Limited - ADR	2,009	99,687
M1 Limited (b)	31,000	56,766
Metropcs Communications, Inc. (a)	10,013	126,464
Mobistar SA (b)	819	53,091
NII Holdings, Inc. (a)(b)	1,399	62,479
NTT DoCoMo, Inc. - ADR	6,099	106,245
Partner Communications Co., Ltd. - ADR	2,446	49,703
Rogers Communications, Inc. (b)	2,889	100,046
United States Cellular Corp. (a)	1,165	58,180
		712,661
TOTAL COMMON STOCKS (Cost $9,105,536)		$ 10,986,405

PREFERRED STOCKS - 0.49%
Airlines - 0.49%
Tam S.A. (b)	2,400	$ 56,328
TOTAL PREFERRED STOCKS (Cost $57,707)		$ 56,328

INVESTMENT COMPANIES - 3.58%
Exchanged Traded Funds - 3.58%
iShares MSCI EAFE Index Fund	5,160	$ 300,467
iShares MSCI Emerging Markets Index Fund	2,355	112,145
		412,612
TOTAL INVESTMENT COMPANIES (Cost $372,552)		$ 412,612

WARRANTS - 0.00%
LCY Chemical Corp. (b)	2,020	$ –
TOTAL WARRANTS (Cost $255)		$ –

SHORT-TERM INVESTMENTS - 1.88%
Money Market Funds - 1.88%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02% (c)	216,758	$ 216,758
TOTAL SHORT-TERM INVESTMENTS (Cost $216,758)		$ 216,758

Total Investments (Cost $9,752,808) - 101.31%		$ 11,672,103
Liabilities in Excess of Other Assets - (1.31)%		(151,349)
TOTAL NET ASSETS - 100.00%		$ 11,520,754

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2010.
(d)	Subsequent to 12/31/2010 trading was halted.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2010, was as follows*:

Leuthold Global Industries Fund
Cost of investments	$ 9,783,786
Gross unrealized appreciation	1,932,947
Gross unrealized depreciation	(44,630)
Net unrealized appreciation	$ 1,888,317

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investment at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 10,986,405	$ -		$ -	$10,986,405
Preferred Stocks	56,328	-		-	56,328
Exchanged Traded Funds	412,612	-		-	412,612
Warrants	-	-	(1)	-	-
Money Market Funds	216,758	-		-	216,758

Total Investments in Securities	$ 11,672,103	$ -		$ -	$11,672,103

(1)	Warrants are valued at $0.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Global Clean Technology Fund
Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.66%
Automobiles - 1.56%
BYD Co., Ltd. (a)	63,000	$ 331,097
Tesla Motors, Inc. (b)	3,019	80,396
		411,493
Chemicals - 12.73%
ADA-ES, Inc. (b)	152,562	1,702,592
Cereplast, Inc. (b)	238,497	982,608
LSB Industries, Inc. (b)	27,315	662,662
		3,347,862
Commercial Services & Supplies - 4.90%
BWT AG (a)	12,413	364,927
Clean Harbors, Inc. (b)	1,961	164,881
Sinomem Technology, Ltd. (a)	1,951,000	760,120
		1,289,928
Construction & Engineering - 11.54%
Abengoa SA (a)	29,892	733,988
Insituform Technologies, Inc. - Class A (b)	38,717	1,026,388
Layne Christensen Co. (b)	24,122	830,279
Quanta Services, Inc. (b)	15,290	304,577
Solar Millennium AG (a)(b)	5,184	138,583
		3,033,815
Construction Materials - 3.85%
Headwaters, Inc. (b)	221,316	1,013,627

Electrical Equipment - 7.26%
Advanced Battery Technologies, Inc. (b)	39,215	150,978
Areva SA (a)	7,030	342,890
China High Speed Transmission Equipment Group Co., Ltd. (a)	210,000	325,288
Real Goods Solar, Inc. - Class A (b)	113,924	284,810
SMA Solar Technology AG (a)	2,785	258,653
Vestas Wind System A/S (a)(b)	17,290	545,848
		1,908,467
Electronic Equipment, Instruments & Components - 6.54%
5N Plus, Inc. (a)(b)	89,503	630,112
Echelon Corp. (b)	40,826	416,017
Everlight Electronics Co., Ltd. (a)	102,000	295,262
Horiba, Ltd. (a)	13,300	377,262
		1,718,653
Food Products - 1.76%
Cosan, Ltd. (a)	33,985	462,876

Independent Power Producers & Energy Traders - 3.25%
Iberdrola Renovables SA (a)	180,825	641,791
Ormat Technologies, Inc.	3,719	110,008
U.S. Geothermal, Inc. (b)	87,472	102,342
		854,141
IT Services - 0.41%
Telvent GIT SA (a)(b)	4,078	107,741

Machinery - 18.28%
China Valves Technology, Inc. (b)	61,130	640,642
China Wind Systems, Inc. (b)	225,212	806,259
CLARCOR, Inc.	10,543	452,189
Donaldson Co., Inc.	8,775	511,407
Electrovaya, Inc. (a)(b)	216,163	604,378
ESCO Technologies, Inc.	9,577	362,394
Kurita Water Industries, Ltd. (a)	4,300	135,477
Meyer Burger Technology AG (a)(b)	25,921	808,125
Pall Corp.	9,816	486,677
		4,807,548
Multi-Utilities - 0.85%
Suez Environnement Co. (a)	10,802	223,018

Oil, Gas & Consumable Fuels - 0.98%
Rentech, Inc. (b)	210,321	256,592

Semiconductors & Semiconductor Equipment - 21.74%
Aixtron AG (a)	3,130	115,462
Cree, Inc. (b)	2,387	157,279
Daqo New Energy Corp. - ADR (b)	51,060	518,770
Epistar Corp. (a)	129,000	471,199
First Solar, Inc. (b)	5,493	714,859
Formosa Epitaxy, Inc. (a)	207,000	327,647
JA Solar Holdings Co., Ltd. - ADR (b)	33,412	231,211
JinkoSolar Holding Co., Ltd. - ADR (b)	14,822	298,219
Manz Automation AG (a)(b)	7,413	498,770
Renesola, Ltd. - ADR (b)	67,214	587,450
Rubicon Technology, Inc. (b)	10,232	215,691
Solarfun Power Holdings Co., Ltd. - ADR (b)	28,601	233,670
Taiwan Surface Mounting Technology Co., Ltd. (a)	138,000	321,849
Trina Solar, Ltd. - ADR (b)	30,711	719,251
Veeco Instruments, Inc. (b)	7,122	305,961
		5,717,288
Trading Companies & Distributors - 2.01%
Phoenix Solar AG (a)	16,712	529,278

TOTAL COMMON STOCKS (Cost $24,183,504)		$ 25,682,327

PREFERRED STOCKS - 1.58%
Electric Utilities - 1.58%
Cia Energetica de Minas Gerais - ADR	25,047	$ 415,530
TOTAL PREFERRED STOCKS (Cost $412,335)		$ 415,530

WARRANTS - 0.00%	Number of Warrants
Cereplast, Inc.
Expiration: December 10, 2015, Exercise Price: $4.44 (a)	107,000	$ -
TOTAL WARRANTS (Cost $0)		$ -

Total Investments (Cost $24,595,839) - 99.24%		$ 26,097,857
Other Assets in Excess of Liabilities - 0.76%		200,772
TOTAL NET ASSETS - 100.00%		$ 26,298,629

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Foreign issued security.
(b) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2010, was as follows:*

Leuthold Global Clean Technology Fund
Cost of investments	$ 24,634,067
Gross unrealized appreciation	3,864,747
Gross unrealized depreciation	(2,400,957)
Net unrealized appreciation	$ 1,463,790

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 25,682,327	$ -		$ -	$ 25,682,327
Preferred Stocks	415,530	-		-	415,530
Warrants	-	-	(1)	-	-

Total Investments in Securities	$ 26,097,857	$ -		$ -	$ 26,097,857

(1) Warrants are valued at $0.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Leuthold Hedged Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 48.25%
Beverages - 0.68%
Coca-Cola Femsa SAB De CV - ADR	185	$ 15,250
Fomento Economico Mexicano SAB De CV - ADR	466	26,058
		41,308
Capital Markets - 1.25%
Credit Suisse Group AG - ADR	543	21,943
Deutsche Bank AG (a)	483	25,140
UBS AG (a)(b)	1,745	28,740
		75,823
Commercial Banks - 0.30%
International Bancshares Corp.	296	5,929
Popular, Inc. (b)	4,027	12,645
		18,574
Construction & Engineering - 0.26%
MasTec, Inc. (b)	1,085	15,830

Diversified Financial Services - 1.52%
Citigroup, Inc. (b)	6,841	32,358
ING Groep N.V. - ADR (b)	2,543	24,896
JPMorgan Chase & Co.	827	35,081
		92,335
Electronic Equipment, Instruments & Components - 5.52%
Amphenol Corp. - Class A	723	38,160
Arrow Electronics, Inc. (b)	571	19,557
Benchmark Electronics, Inc. (b)	439	7,972
Corning, Inc.	2,237	43,219
Flextronics International, Ltd. (a)(b)	4,143	32,523
IPG Photonics Corp. (b)	307	9,707
Jabil Circuit, Inc.	795	15,972
Molex, Inc.	1,265	28,741
Plexus Corp. (b)	325	10,056
Sanmina-SCI Corp. (b)	1,521	17,461
Trimble Navigation Ltd. (b)	312	12,458
TTM Technologies , Inc. (b)	901	13,434
Tyco Electronics, Ltd. (a)	1,410	49,913
Vishay Intertechnology, Inc. (b)	2,486	36,494
		335,667
Food & Staples Retailing - 3.85%
BJ's Wholesale Club, Inc. (b)	956	45,792
Costco Wholesale Corp.	1,428	103,116
Wal-Mart Stores, Inc.	1,576	84,994
		233,902
Health Care Providers & Services - 8.30%
Aetna, Inc.	1,530	46,680
AMERIGROUP Corp. (b)	1,530	67,197
CIGNA Corp.	1,827	66,978
Coventry Health Care, Inc. (b)	3,029	79,965
Healthspring, Inc. (b)	1,243	32,977
Humana, Inc. (b)	1,025	56,109
Magellan Health Services, Inc. (b)	745	35,224
UnitedHealth Group, Inc.	1,663	60,051
WellPoint, Inc. (b)	1,041	59,191
		504,372
Household Durables - 3.20%
Garmin, Ltd. (a)	451	13,976
Panasonic Corp. - ADR	2,483	35,010
Sharp Corp. (a)(b)	3,938	40,010
Sony Corp. - ADR	2,515	89,812
Whirlpool Corp.	177	15,723
		194,531
Industrial Conglomerates - 0.73%
Carlisle Companies, Inc.	1,120	44,509

Leisure Equipment & Products - 0.34%
Polaris Industries, Inc.	265	20,675

Machinery - 0.38%
Cummins, Inc.	208	22,882

Media - 0.46%
Grupo Televisa SA - ADR (b)	1,070	27,745

Office Electronics - 1.96%
Canon, Inc. - ADR	489	25,105
Xerox Corp.	6,853	78,947
Zebra Technologies Corp. (b)	398	15,120
		119,172
Oil, Gas & Consumable Fuels - 0.56%
Occidental Petroleum Corp.	350	34,335

Pharmaceuticals - 5.48%
Abbott Laboratories	306	14,660
Allergan, Inc.	398	27,331
AstraZeneca PLC - ADR	303	13,996
Endo Pharmaceuticals Holdings, Inc. (b)	612	21,855
GlaxoSmithKline PLC - ADR	407	15,963
Impax Laboratories, Inc. (b)	284	5,711
Medicis Pharmaceutical Corp. - Class A	546	14,627
Merck & Co., Inc.	792	28,544
Mylan, Inc. (b)	584	12,340
Novartis AG - ADR	533	31,420
Par Pharmaceutical Companies, Inc. (b)	293	11,283
Perrigo Co.	293	18,556
Pfizer, Inc.	1,527	26,738
Questcor Pharmaceuticals, Inc. (b)	754	11,106
Shire PLC - ADR	158	11,436
Teva Pharmaceutical Industries, Ltd. - ADR	303	15,795
Valeant Pharmaceuticals International, Inc. (a)	451	12,759
Viropharma, Inc. (b)	618	10,704
Warner Chilcott PLC - Class A (a)	700	15,792
Watson Pharmaceuticals, Inc. (b)	240	12,396
		333,012
Road & Rail - 2.29%
Canadian National Railway Co. (a)	274	18,212
Canadian Pacific Railway, Ltd. (a)	225	14,582
CSX Corp.	474	30,625
Genesee & Wyoming, Inc. - Class A (b)	185	9,796
Kansas City Southern (b)	372	17,804
Norfolk Southern Corp.	478	30,028
Union Pacific Corp.	194	17,976
		139,023
Semiconductors & Semiconductor Equipment - 8.37%
Altera Corp.	1,959	69,702
Analog Devices, Inc.	1,732	65,244
Applied Micro Circuits Corp. (b)	1,742	18,605
Atheros Communications, Inc. (b)	1,082	38,865
Broadcom Corp. - Class A	984	42,853
Cirrus Logic, Inc. (b)	849	13,567
Intel Corp.	2,666	56,066
LSI Corp. (b)	3,988	23,888
Micrel, Inc.	1,237	16,069
ON Semiconductor Corp. (b)	3,641	35,973
RF Micro Devices, Inc. (b)	6,957	51,134
Samsung Electronics Co., Ltd. - GDR (Acquired 01/25/2010 through 11/16/2010, Cost $56,292) (b)(d)	164	68,568
Volterra Semiconductor Corp. (b)	363	8,407
		508,941
Specialty Retail - 1.13%
Best Buy Co., Inc.	1,996	68,443

Textiles, Apparel & Luxury Goods - 0.36%
Fossil, Inc. (b)	224	15,788
Perry Ellis International, Inc. (b)	224	6,153
		21,941
Tobacco - 0.57%
Phillip Morris International, Inc.	593	34,708

Transportation Infrastructure - 0.15%
Grupo Aeroportuario del Sureste SAB De CV - ADR	164	9,258

Wireless Telecommunication Services - 0.59%
America Movil SAB De CV - ADR	629	36,067

TOTAL COMMON STOCKS (Cost $2,607,817)		$ 2,933,053

PREFERRED STOCKS - 1.07%
Food & Staples Retailing - 1.07%
Cia Brasileira de Distribuicao Gupo Pao de Acucar - Class A - ADR	1,544	$ 64,817
TOTAL PREFERRED STOCKS (Cost $58,561)		$ 64,817

SHORT-TERM INVESTMENTS - 1.46%
Money Market Funds - 1.46%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02% (c)	88,836	$ 88,836
TOTAL SHORT-TERM INVESTMENTS (Cost $88,836)		$ 88,836

Total Investments (Cost $2,755,214) - 50.78%		$ 3,086,706
Other Assets in Excess of Liabilities - 49.22% (e)		2,992,567
TOTAL NET ASSETS - 100.00%		$ 6,079,273

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the rate in effect at December 31, 2010.
(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2010, the market value of these securities total $68,568 which represents 1.13% of total net assets.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 45.23%
Biotechnology - 0.80%
Vertex Pharmaceuticals, Inc.	1,384	$ 48,481

Building Products - 0.74%
Masco Corp.	3,544	44,867

Capital Markets - 7.02%
The Charles Schwab Corp.	2,949	50,457
E*Trade Financial Corp.	3,072	49,152
Federated Investors, Inc.	2,074	54,277
Goldman Sachs Group, Inc.	287	48,262
Greenhill & Co., Inc.	444	36,266
Jefferies Group, Inc.	1,470	39,146
Northern Trust Corp.	932	51,642
Stifel Financial Corp.	797	49,446
TD Ameritrade Holding Corp.	2,538	48,197
		426,845
Commercial Banks - 2.07%
Associated Banc-Corp.	2,928	44,359
First Horizon National Corp.	3,626	42,719
SVB Financial Group	727	38,567
		125,645
Commercial Services & Supplies - 1.72%
Covanta Holding Corp.	2,879	49,490
Iron Mountain, Inc.	2,189	54,747
		104,237
Communications Equipment - 0.75%
Ciena Corp.	2,160	45,468

Construction Materials - 2.36%
Cemex SAB De CV - ADR	4,768	51,065
Martin Marietta Materials, Inc.	448	41,324
Vulcan Materials Co.	1,154	51,191
		143,580
Containers & Packaging - 1.64%
Owens-Illinois, Inc.	1,481	45,467
Temple Inland, Inc.	2,550	54,162
		99,629
Diversified Financial Services - 1.72%
Bank of America Corp.	3,848	51,332
IntercontinentalExchange, Inc.	448	53,380
		104,712
Electric Utilities - 0.33%
Korea Electric Power Corp. - ADR	1,487	20,089

Energy Equipment & Services - 1.34%
Exterran Holdings, Inc.	1,401	33,554
Schlumberger, Ltd. (a)	571	47,678
		81,232
Health Care Equipment & Supplies - 0.74%
Alere, Inc.	1,236	45,238

Health Care Providers & Services - 0.62%
HMS Holdings Corp.	579	37,502

Hotels, Restaurants & Leisure - 2.33%
Bally Technologies, Inc.	1,207	50,923
International Game Technology	3,015	53,336
Vail Resorts, Inc.	723	37,625
		141,884
Household Durables - 3.87%
D.R. Horton, Inc.	3,914	46,694
Jarden Corp.	1,532	47,293
KB Home	3,442	46,433
Pulte Group, Inc.	6,448	48,488
Toll Brothers, Inc.	2,448	46,512
		235,420
Independent Power Producers & Energy Traders - 0.85%
Calpine Corp.	3,852	51,386

Internet Software & Services - 1.46%
Equinix, Inc.	616	50,057
GSI Commerce, Inc.	1,667	38,674
		88,731
IT Services - 0.27%
Corelogic, Inc.	891	16,501

Life Sciences Tools & Services - 0.91%
Charles River Laboratories International, Inc.	1,557	55,336

Media - 2.29%
Cablevision Systems Corp.	1,598	54,076
DreamWorks Animation SKG, Inc. - Class A	1,368	40,315
Liberty Global, Inc. - Class A	1,265	44,756
		139,147
Metals & Mining - 3.13%
Alcoa, Inc.	3,323	51,140
Coeur d'Alene Mines Corp.	1,729	47,236
Commercial Metals Co.	2,801	46,469
United States Steel Corp.	780	45,568
		190,413
Oil, Gas & Consumable Fuels - 1.62%
Cabot Oil & Gas Corp.	1,203	45,534
Williams Companies, Inc.	2,136	52,802
		98,336
Real Estate Investment Trusts (REITs) - 0.90%
Corporate Office Properties Trust SBI MD	1,573	54,976

Real Estate Management & Development - 1.36%
Brookfield Asset Management, Inc. - Class A (a)	1,552	51,666
The St. Joe Co.	1,429	31,224
		82,890
Semiconductors & Semiconductor Equipment - 1.60%
MEMC Electronic Materials, Inc.	4,070	45,828
Netlogic Microsystems, Inc.	1,635	51,355
		97,183
Software - 0.66%
SuccessFactors, Inc.	1,388	40,196

Thrifts & Mortgage Finance - 1.21%
People's United Financial, Inc.	3,918	54,891
TFS Financial Corp.	2,091	18,861
		73,752
Wireless Telecommunication Services - 0.92%
SBA Communications Corp. - Class A	1,372	56,170

TOTAL COMMON STOCKS (Proceeds $2,583,224)		$ 2,749,846

INVESTMENT COMPANIES - 1.99%
Exchange Traded Funds - 1.99%
Powershares QQQ	1,111	$ 60,377
SPDR S&P 500 ETF Trust	481	60,500
		120,877
TOTAL INVESTMENT COMPANIES (Proceeds $120,828)		$ 120,877

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,704,052 ) - 47.22%		$ 2,870,723

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Leuthold Hedged Equity Fund
Cost of investments	$ 2,812,900
Gross unrealized appreciation	303,556
Gross unrealized depreciation	(29,750)
Net unrealized appreciation	$ 273,806

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$ 2,864,485	$ 68,568	(1)	$ -	$ 2,933,053
Preferred Stocks	64,817	-		-	64,817
Money Market Funds	88,836	-		-	88,836

Total Investments in Securities	$ 3,018,138	$ 68,568		$ -	$ 3,086,706

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$ 2,749,846	$ -		$ -	$ 2,749,846
Exchange Traded Funds - Short	120,877	-		-	120,877

Total Securities Sold Short	$ 2,870,723	$ -		$ -	$ 2,870,723

(1)	The common stock Level 2 balance consists of the market value of the associated Level 2 investments in the Semiconductors &
Semiconductor Equipment industry.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Grizzly Short Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 4.65%
Money Market Funds - 4.65%
Fidelity Institutional Money Market Fund - Government Portfolio
0.02% (a)	4,386,885	$4,386,885
TOTAL SHORT-TERM INVESTMENTS (Cost $4,386,885)		$4,386,885

Total Investments (Cost $4,386,885) - 4.65%		$4,386,885
Other Assets in Excess of Liabilities - 95.35% (b)		89,886,554
TOTAL NET ASSETS - 100.00%		$94,273,439

Percentages are stated as a percent of net assets.
(a) The rate quoted is the annualized seven-day yield as of December 31, 2010.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2010 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 91.97%
Biotechnology - 1.62%
Vertex Pharmaceuticals, Inc.	43,637	$1,528,604

Building Products - 1.50%
Masco Corp.	111,747	1,414,717

Capital Markets - 14.28%
The Charles Schwab Corp.	92,972	1,590,751
E*Trade Financial Corp.	96,856	1,549,696
Federated Investors, Inc.	65,391	1,711,283
Goldman Sachs Group, Inc.	9,064	1,524,202
Greenhill & Co., Inc.	13,985	1,142,295
Jefferies Group, Inc.	46,356	1,234,460
Northern Trust Corp.	29,394	1,628,721
Stifel Financial Corp.	25,121	1,558,507
TD Ameritrade Holding Corp.	80,023	1,519,637
		13,459,552
Commercial Banks - 4.21%
Associated Banc-Corp.	92,324	1,398,708
First Horizon National Corp.	114,874	1,353,216
SVB Financial Group	22,919	1,215,853
		3,967,777
Commercial Services & Supplies - 3.49%
Covanta Holding Corp.	90,771	1,560,354
Iron Mountain, Inc.	69,017	1,726,115
		3,286,469
Communications Equipment - 1.52%
Ciena Corp.	68,110	1,433,716

Construction Materials - 4.80%
Cemex SAB De CV - ADR	150,335	1,610,088
Martin Marietta Materials, Inc.	14,114	1,301,875
Vulcan Materials Co.	36,386	1,614,083
		4,526,046
Containers & Packaging - 3.33%
Owens-Illinois, Inc.	46,675	1,432,922
Temple Inland, Inc.	80,412	1,707,951
		3,140,873
Diversified Financial Services - 3.50%
Bank of America Corp.	121,329	1,618,529
IntercontinentalExchange, Inc.	14,114	1,681,683
		3,300,212
Electric Utilities - 0.67%
Korea Electric Power Corp. - ADR	46,874	633,268

Energy Equipment & Services - 2.72%
Exterran Holdings, Inc.	44,155	1,057,512
Schlumberger, Ltd. (a)	17,999	1,502,917
		2,560,429
Health Care Equipment & Supplies - 1.51%
Alere, Inc.	38,957	1,425,826

Health Care Providers & Services - 1.25%
HMS Holdings Corp.	18,258	1,182,571

Hotels, Restaurants & Leisure - 4.75%
Bally Technologies, Inc.	38,069	1,606,131
International Game Technology	95,044	1,681,329
Vail Resorts, Inc.	22,790	1,185,992
		4,473,452
Household Durables - 7.87%
D.R. Horton, Inc.	123,401	1,472,174
Jarden Corp.	48,299	1,490,990
KB Home	108,510	1,463,800
Pulte Group, Inc.	203,295	1,528,778
Toll Brothers, Inc.	77,174	1,466,306
		7,422,048
Independent Power Producers & Energy Traders - 1.72%
Calpine Corp.	121,459	1,620,263

Internet Software & Services - 2.97%
Equinix, Inc.	19,423	1,578,313
GSI Commerce, Inc.	52,572	1,219,670
		2,797,983
IT Services - 0.55%
Corelogic, Inc.	28,099	520,393

Life Sciences Tools & Services - 1.85%
Charles River Laboratories International, Inc.	49,076	1,744,161

Media - 4.65%
Cablevision Systems Corp.	50,371	1,704,555
DreamWorks Animation SKG, Inc. - Class A	43,119	1,270,717
Liberty Global, Inc. - Class A	39,882	1,411,025
		4,386,297
Metals & Mining - 6.37%
Alcoa, Inc.	104,755	1,612,180
Coeur d'Alene Mines Corp.	54,514	1,489,322
Commercial Metals Co.	88,310	1,465,063
United States Steel Corp.	24,603	1,437,307
		6,003,872
Oil, Gas & Consumable Fuels - 3.29%
Cabot Oil & Gas Corp.	37,901	1,434,553
Williams Companies, Inc.	67,333	1,664,472
		3,099,025
Real Estate Investment Trusts (REITs) - 1.84%
Corporate Office Properties Trust SBI MD	49,594	1,733,310

Real Estate Management & Development - 2.77%
Brookfield Asset Management, Inc. - Class A (a)	48,946	1,629,412
The St. Joe Co.	45,062	984,605
		2,614,017
Semiconductors & Semiconductor Equipment - 3.25%
MEMC Electronic Materials, Inc.	128,322	1,444,905
Netlogic Microsystems, Inc.	51,536	1,618,746
		3,063,651
Software - 1.34%
SuccessFactors, Inc.	43,767	1,267,492

Thrifts & Mortgage Finance - 2.47%
People's United Financial, Inc.	123,531	1,730,670
TFS Financial Corp.	65,909	594,499
		2,325,169
Wireless Telecommunication Services - 1.88%
SBA Communications Corp. - Class A	43,249	1,770,614

TOTAL COMMON STOCKS (Proceeds $81,617,153)		$86,701,807

INVESTMENT COMPANIES - 4.04%
Exchange Traded Funds - 4.04%
Powershares QQQ	35,011	$1,902,669
SPDR S&P 500 ETF Trust	15,167	1,907,705
		3,810,374
TOTAL INVESTMENT COMPANIES (Proceeds $3,808,828)		$3,810,374

TOTAL SECURITIES SOLD SHORT
(Proceeds $85,425,981) - 96.01%		$90,512,181

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Grizzly Short Fund
Cost of investments	$ 4,386,885
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 4,386,885	$ -	$ -	$ 4,386,885

Total Investments in Securities	$ 4,386,885	$ -	$ -	$ 4,386,885

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$ 86,701,807	$ -	$ -	$ 86,701,807
Exchange Traded Funds - Short	3,810,374	-	-	3,810,374

Total Securities Sold Short	$ 90,512,181	$ -	$ -	$ 90,512,181

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)  /s/ Steven C. Leuthold
                                                  Steven C. Leuthold, President

Date         2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steven C. Leuthold
                                                    Steven C. Leuthold, President

Date         2/28/11

By (Signature and Title)*  /s/ Holly J. Weiss
                                                    Holly J. Weiss, Treasurer

Date         2/25/11

* Print the name and title of each signing officer under his or her signature.